Condensed Interim Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Share capital and additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 86,009	$ (243)	$ (69,132)	$ 16,634
Balance (in Shares) at Dec. 31, 2022	5,701,518
Exercise of options into ordinary shares		85			85
Exercise of options into ordinary shares (in Shares)	39,000
Share-based compensation expense		49			49
Net income				1,266	1,266
Balance at Jun. 30, 2023		86,143	(243)	(67,866)	18,034
Balance (in Shares) at Jun. 30, 2023	5,740,518
Balance at Dec. 31, 2023		86,209	(243)	(67,127)	$ 18,839
Balance (in Shares) at Dec. 31, 2023	5,748,018				5,748,018
Share-based compensation expense		43			$ 43
Net income				1,242	1,242
Balance at Jun. 30, 2024		$ 86,252	$ (243)	$ (65,885)	$ 20,124
Balance (in Shares) at Jun. 30, 2024	5,748,518				5,748,018